Share-based compensation reserve - Additional Information (Details) € in Millions						1 Months Ended		12 Months Ended
	Jun. 14, 2018 EUR (€) shares	Jun. 14, 2018 USD ($) shares	Jun. 19, 2017 EUR (€) shares	Jun. 16, 2016 USD ($) shares	Dec. 07, 2015 USD ($)	Jun. 30, 2018 EUR (€)	Jun. 30, 2017 shares	Dec. 31, 2018 EUR (€) shares	Dec. 31, 2017 EUR (€)	Dec. 31, 2016 EUR (€)
Disclosure of reserves within equity [line items]
Increase (Decrease) Through Vesting Of Other Equity Instruments In Share-Based Payment Transactions, Equity						€ 0.1		€ (0.2)	€ (0.1)	€ (0.3)
Share based payment charge								13.0	2.6	1.2
Share based compensation reserve
Disclosure of reserves within equity [line items]
Increase (Decrease) Through Vesting Of Other Equity Instruments In Share-Based Payment Transactions, Equity								€ 0.8
Restricted Shares
Disclosure of reserves within equity [line items]
Number of shares granted | shares								583,700
Non-Executive Director
Disclosure of reserves within equity [line items]
Non-Executive Director restricted share awards charge								€ 0.9	0.8	0.6
Non-Executive Director | Share based compensation reserve
Disclosure of reserves within equity [line items]
Share based payment charge								€ 0.9
Non-Executive Director | Restricted Shares
Disclosure of reserves within equity [line items]
Exercise price (in dollars per share) | $		$ 18.07		$ 8.98	$ 11.50
Shares issued | shares							46,296
Shares paid for tax withholding for share based compensation | shares	12,312	12,312	9,384	11,568				(2,400,000.0)
Number of shares granted | shares	44,272	44,272	53,498	55,680
Number of shares issued | shares	41,186	41,186
Non-Executive Director restricted share awards charge								€ 0.9	0.8
Key management personnel
Disclosure of reserves within equity [line items]
Non-Executive Director restricted share awards charge								12.1	1.8
Key management personnel | Share based compensation reserve
Disclosure of reserves within equity [line items]
Share based payment charge								€ 12.1
Key management personnel | Restricted Shares
Disclosure of reserves within equity [line items]
Number of shares issued | shares								4,624,653
Share based compensation reserve
Disclosure of reserves within equity [line items]
Increase (Decrease) Through Vesting Of Other Equity Instruments In Share-Based Payment Transactions, Equity								€ (0.8)	(0.7)	(0.3)
Share based payment charge								€ 13.0	€ 2.6	€ 1.2
Share based compensation reserve | Non-Executive Director | Restricted Shares
Disclosure of reserves within equity [line items]
Share based payment charge	€ 0.0		€ 0.3